SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)				1 Months Ended				2 Months Ended	12 Months Ended
	Jun. 06, 2017	Apr. 25, 2017	Aug. 14, 2016	Jan. 24, 2017	Nov. 20, 2016	Sep. 30, 2016	May 31, 2016	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2016	Feb. 29, 2016
Equity [Abstract]
Increase in Common Stock, shares authorized									375,000,000	375,000,000	375,000,000
Common Stock issued	218,500	237,000	75,000	202,500	260,000	230,000	140,271	40,000			1,223,000	207,000
Common Stock Issued price per share	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 1.38	$ 1.38				$ 0.92
Proceeds from sale of Common Stock	$ 301,530	$ 327,060	$ 103,500	$ 279,540	$ 358,800	$ 317,400	$ 193,574	$ 248,453	$ 1,687,740